UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025-7713


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             128

Form 13F Information Table Value Total:  $    1,114,598
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                     COM            001055102      266     7,600          SOLE                    7,600      0    0
AT&T INC                      COM            00206R102      379    13,278          SOLE                   13,278      0    0
ABBOTT LABORATORIES           COM            002824100      334     6,535          SOLE                    6,535      0    0
ALTRIA GROUP INC              COM            02209S103      372    13,860          SOLE                   13,860      0    0
AMAZON COM INC                COM            023135106      395     1,826          SOLE                    1,826      0    0
AMERICAN EXPRESS CO           COM            025816109      836    18,610          SOLE                   18,610      0    0
AMERIPRISE FINL INC           COM            03076C106      202     5,120          SOLE                    5,120      0    0
ANADARKO PETROLEUM CORP       COM            032511107      544     8,627          SOLE                    8,627      0    0
APACHE CORP                   COM            037411105   13,381   166,767          SOLE                  166,767      0    0
APPLE INC                     COM            037833100    2,052     5,381          SOLE                    5,381      0    0
BP PLC                        SPNSD ADR      055622104      621    17,213          SOLE                   17,213      0    0
BP PRUDHOE BAY ROYALTY TRUST  UNIT BEN INT   055630107      369     3,500          SOLE                    3,500      0    0
BRE PROPERTIES INC            COM CLASS A    05564E106   20,445   482,878          SOLE                  482,878      0    0
BAIDU INC                     SPNSD ADR      056752108   12,544   117,329          SOLE                  117,329      0    0
BANK AMER CORP                COM            060505104    1,092   178,396          SOLE                  178,396      0    0
BANK OF AMERICA CORP          WTS EXP 10281  060505153       11    13,000          SOLE                   13,000      0    0
BARRICK GOLD CORP             COM            067901108   62,722 1,344,518          SOLE                1,344,518      0    0
BERKSHIRE HATHAWAY INC DEL    COM CLASS A    084670108      320         3          SOLE                        3      0    0
BERKSHIRE HATHAWAY INC        COM CLASS B    084670702      235     3,301          SOLE                    3,301      0    0
BHP BILLITON LTD              SPNSD ADR      088606108   17,137   257,934          SOLE                  257,934      0    0
BOEING COMPANY                COM            097023105   16,157   267,006          SOLE                  267,006      0    0
BOSTON PROPERTIES INC         COM            101121101   14,541   163,199          SOLE                  163,199      0    0
BRISTOL MYERS SQUIBB CO       COM            110122108      816    26,011          SOLE                   26,011      0    0
CNOOC LTD                     SPNSD ADR      126132109    9,672    60,337          SOLE                   60,337      0    0
CATERPILLAR INC DEL           COM            149123101   21,548   291,823          SOLE                  291,823      0    0
CHEVRON CORP NEW              COM            166764100    3,490    37,693          SOLE                   37,693      0    0
CHINA MOBILE LTD              SPNSD ADR      16941M109   10,742   220,532          SOLE                  220,532      0    0
CHINA UNICOM (HONG KONG) LTD  SPNSD ADR      16945R104   16,130   790,675          SOLE                  790,675      0    0
CISCO SYS INC                 COM            17275R102    2,744   177,051          SOLE                  177,051      0    0
CITIGROUP INC                 COM            172967424      202     7,876          SOLE                    7,876      0    0
COACH INC                     COM            189754104   18,635   359,546          SOLE                  359,546      0    0
COCA-COLA COMPANY             COM            191216100      473     6,994          SOLE                    6,994      0    0
CONOCOPHILLIPS                COM            20825C104      400     6,318          SOLE                    6,318      0    0
CTRIP COM INTL LTD            AMER DEP SHS   22943F100   10,184   316,715          SOLE                  316,715      0    0
DEERE & CO                    COM            244199105   12,501   193,604          SOLE                  193,604      0    0
DELL INC                      COM            24702R101   19,038 1,346,416          SOLE                1,346,416      0    0
DEVON ENERGY CORP (NEW)       COM            25179M103   15,193   274,052          SOLE                  274,052      0    0
DIGITAL REALTY TRUST INC      COM            253868103   18,192   329,801          SOLE                  329,801      0    0
ECHELON CORP                  COM            27874N105       74    10,550          SOLE                   10,550      0    0
EMBRAER SA                    SPNSP ADR      29082A107   15,852   624,824          SOLE                  624,824      0    0
ENTERPRISE PRODUCTS PARTNERS  COM            293792107      264     6,570          SOLE                    6,570      0    0
EQUITY RESIDENTIAL            SH BEN INT     29476L107   21,576   415,966          SOLE                  415,966      0    0
ESSEX PROPERTIES TRUST        COM            297178105   18,108   150,849          SOLE                  150,849      0    0
EXPEDIA INC                   COM            30212P105   18,035   700,370          SOLE                  700,370      0    0
EXPRESS SCRIPTS INC           COM            302182100    9,190   247,905          SOLE                  247,905      0    0
EXXON MOBIL CORP              COM            30231G102    5,477    75,403          SOLE                   75,403      0    0
FREEPORT MCMORAN COPPER&GOLD  COM            35671D857      391    12,845          SOLE                   12,845      0    0
GARDNER DENVER MACHINERY INC  COM            365558105      302     4,752          SOLE                    4,752      0    0
GENERAL ELEC CO               COM            369604103    2,049   134,599          SOLE                  134,599      0    0
GILEAD SCIENCES INC           COM            375558103      210     5,425          SOLE                    5,425      0    0
GOLDCORP INC                  COM            380956409   50,530 1,107,147          SOLE                1,107,147      0    0
GOLDMAN SACHS GROUP INC       COM            38141G104   15,311   161,938          SOLE                  161,938      0    0
GOOGLE INC                    COM CLASS A    38259P508   19,684    38,219          SOLE                   38,219      0    0
HALLIBURTON CO                COM            406216101      224     7,353          SOLE                    7,353      0    0
HELMERICH & PAYNE INC         COM            423452101    9,449   232,738          SOLE                  232,738      0    0
HIGHWOODS PROPERTIES INC      COM            431284108    8,948   316,624          SOLE                  316,624      0    0
HONEYWELL INTERNATIONAL INC   COM            438516106   18,045   410,954          SOLE                  410,954      0    0
INDIA FUND INC.               COM            454089103      201     8,780          SOLE                    8,780      0    0
INTEL CORP                    COM            458140100   25,251 1,183,536          SOLE                1,183,536      0    0
INTERNATIONAL BUSINESS MACHS  COM            459200101    1,556     8,896          SOLE                    8,896      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
INTUIT INC                    COM            461202103   11,756   247,811          SOLE                  247,811      0    0
ISHARES GOLD TRUST            iSHARES        464285105      394    24,878          SOLE                   24,878      0    0
ISHARES INC SINGAPORE         MSCI SINGAPO   464286673   39,081 3,552,788          SOLE                3,552,788      0    0
ISHARES INC S KOREA           MSCI S KOREA   464286772   21,984   472,073          SOLE                  472,073      0    0
ISHARES INC HONG KONG         MSCI HONG KO   464286871   23,408 1,633,513          SOLE                1,633,513      0    0
ISHARES TRUST INDEX           DJSELDIVINDEX  464287168      281     5,820          SOLE                    5,820      0    0
ISHARES FTSE/XINHUA CHINA 25  FTSE/XINHUA    464287184      648    21,033          SOLE                   21,033      0    0
ISHARES TRUST                 RUSL2000VALU   464287630      315     5,520          SOLE                    5,520      0    0
JA SOLAR HOLDINGS             SPSD ADR       466090107       27    15,000          SOLE                   15,000      0    0
JPMORGAN CHASE & CO           COM            46625H100    8,188   271,849          SOLE                  271,849      0    0
JOHNSON & JOHNSON             COM            478160104    1,553    24,388          SOLE                   24,388      0    0
KKR & CO LP                   COM UNITS      48248M102   24,617 2,367,040          SOLE                2,367,040      0    0
KINDER MORGAN ENERGY PARTNERS COM            494550106      219     3,200          SOLE                    3,200      0    0
LIBERTY PROPERTY TRUST        SH BEN INT     531172104   12,473   428,468          SOLE                  428,468      0    0
MACK-CALI REALTY CORP         COM            554489104   13,548   506,472          SOLE                  506,472      0    0
MCDONALDS CORP                COM            580135101      440     5,010          SOLE                    5,010      0    0
MICROSOFT CORP                COM            594918104    1,226    49,244          SOLE                   49,244      0    0
MONSANTO COMPANY              COM            61166W101      402     6,703          SOLE                    6,703      0    0
MOSAIC CO NEW                 COM            61945C103    4,250    86,794          SOLE                   86,794      0    0
NASDAQ OMX GROUP INC 2.50%    NOTE 8-15-13   631103AA6    1,234 1,207,000          SOLE                1,207,000      0    0
NETAPP INC                    COM            64110D104      612    18,042          SOLE                   18,042      0    0
NEWMONT MINING CORP           COM            651639106    2,933    46,593          SOLE                   46,593      0    0
NIKE INC                      CLASS B        654106103      508     5,935          SOLE                    5,935      0    0
NUANCE COMMUNICATIONS INC     COM            67020Y100   10,388   510,705          SOLE                  510,705      0    0
ONEOK PARTNERS LP             UNIT LTD PRTN  68268N103      270     5,800          SOLE                    5,800      0    0
ORACLE CORP                   COM            68389X105   23,556   819,630          SOLE                  819,630      0    0
PEPSICO INC                   COM            713448108      562     9,087          SOLE                    9,087      0    0
PETROCHINA CO LTD             COM            71646E100   18,431   152,966          SOLE                  152,966      0    0
PETROLEO BRASILIERO SA        SP ADR NO VOT  71654V101   11,004   531,084          SOLE                  531,084      0    0
PFIZER INC                    COM            717081103      853    48,219          SOLE                   48,219      0    0
PHILIP MORRIS INTL INC        COM            718172109    1,004    16,096          SOLE                   16,096      0    0
PIEDMONT OFFICE REALTY TRUST  COM CLASS A    720190206   15,272   944,446          SOLE                  944,446      0    0
PIMCO HIGH INCOME FUND        COM            722014107   37,211 3,267,007          SOLE                3,267,007      0    0
PIMCO CORPORATE OPPTY FUND    COM            72201B101   15,530   938,957          SOLE                  938,957      0    0
PLAINS ALL AMERICAN PIPELINE  UNIT LTD PRTN  726503105      206     3,502          SOLE                    3,502      0    0
POWERSHARES QQQ TRUST         UNIT SER-1     73935A104      670    12,766          SOLE                   12,766      0    0
PRECISION CASTPARTS CORP      COM            740189105      234     1,506          SOLE                    1,506      0    0
PROCTER & GAMBLE CO           COM            742718109    1,750    27,706          SOLE                   27,706      0    0
PUBLIC STORAGE                COM            74460D109      277     2,484          SOLE                    2,484      0    0
QUALCOMM INC                  COM            747525103      322     6,612          SOLE                    6,612      0    0
ROYAL DUTCH SHELL PLC         CLASS A ADR    780259206    1,189    19,325          SOLE                   19,325      0    0
S&P DEPOSITORY RECEIPTS TRUST TR UNIT        78462F103      634     5,606          SOLE                    5,606      0    0
SPDR GOLD TRUST               GOLD SHS       78463V107   83,108   525,802          SOLE                  525,802      0    0
SPDR S&P MIDCAP 400 ETF TRUST UNIT SER-1     78467Y107      402     2,825          SOLE                    2,825      0    0
SABA SOFTWARE INC (NEW)       COM            784932600      158    27,500          SOLE                   27,500      0    0
SANDISK CORP                  COM            80004C101    7,108   176,125          SOLE                  176,125      0    0
SCHLUMBERGER LIMITED          COM            806857108   15,377   257,450          SOLE                  257,450      0    0
SUCCESSFACTORS INC            COM            864596101      452    19,678          SOLE                   19,678      0    0
SUNOCO LOGISTICS PARTNERS LP  COM UNITS      86764L108      274     3,100          SOLE                    3,100      0    0
TELIK INC.                    COM            87959M109        4    12,600          SOLE                   12,600      0    0
TEXAS INSTRUMENTS INC         COM            882508104      205     7,681          SOLE                    7,681      0    0
3M CO                         COM            88579Y101      251     3,500          SOLE                    3,500      0    0
TIFFANY & CO NEW              COM            886547108   13,759   226,230          SOLE                  226,230      0    0
TRANSCANADA CORP              COM            89353D107      274     6,764          SOLE                    6,764      0    0
TRAVELERS COS INC             COM            89417E109      757    15,532          SOLE                   15,532      0    0
UDR INC                       COM            902653104   18,186   821,419          SOLE                  821,419      0    0
UNITED PARCEL SERVICE INC     COM            911312106   10,188   161,332          SOLE                  161,332      0    0
VALE SA                       COM            91912E105   12,311   539,977          SOLE                  539,977      0    0
VARIAN SEMICONDUCTOR          COM            922207105      245     4,000          SOLE                    4,000      0    0
VARIAN MEDICAL SYSTEMS INC    COM            92220P105      485     9,300          SOLE                    9,300      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
VANGUARD INDEX FDS            TOTAL STK MKT  922908769      774    13,414          SOLE                   13,414      0    0
VERIZON COMMUNICATIONS        COM            92343V104      422    11,469          SOLE                   11,469      0    0
VISA INC                      COM CLASS A    92826C839   20,749   242,056          SOLE                  242,056      0    0
WASHINGTON REAL ESTATE INV    SHS BEN INT    939653101   17,439   618,852          SOLE                  618,852      0    0
WELLS FARGO & CO (NEW)        COM            949746101   20,477   848,963          SOLE                  848,963      0    0
YAMANA GOLD INC               COM            98462Y100   13,708 1,003,516          SOLE                1,003,516      0    0
YUM! BRANDS INC               COM            988498101    1,769    35,825          SOLE                   35,825      0    0
TYCO INTERNATIONAL LTD        COM            H89128104      614    15,077          SOLE                   15,077      0    0


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